Intangible assets (Tables)	12 Months Ended
Dec. 31, 2025
Intangible assets [Abstract]
Schedule of Intangible Assets
		Computer	Medical
	Goodwill	software	licenses	Tradenames	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Year ended 31 December 2024
Opening net book amount	32,999	759	—	3,123	36,881
Additions	—	330	—	—	330
Amortisation	—	(345)	—	(282)	(627)
Closing net book amount	32,999	744	—	2,841	36,584
At 31 December 2024
Cost	54,213	13,139	9,585	5,040	81,977
Accumulated impairment	(21,214)	(3,954)	—	(719)	(25,887)
Accumulated amortisation	—	(8,441)	(9,585)	(1,480)	(19,506)
Net book amount	32,999	744	—	2,841	36,584

Year ended 31 December 2025
Opening net book amount	32,999	744	—	2,841	36,584
Additions	—	70	—	—	70
Disposal of subsidiaries (Note 26)	(3,223)	—	—	(756)	(3,979)
Amortisation	—	(311)	—	(283)	(594)
Impairment loss	(500)	—	—	—	(500)
Closing net book amount	29,276	503	—	1,802	31,581
At 31 December 2025
Cost	50,990	12,874	1,260	3,726	68,850
Accumulated impairment	(21,714)	(3,954)	—	(719)	(26,387)
Accumulated amortisation	—	(8,417)	(1,260)	(1,205)	(10,882)
Net book amount	29,276	503	—	1,802	31,581

Schedule of Estimated Growth Rates
	2024	2025
Annual compound revenue growth rate	6.0% ~ 20.0%	2.2% ~ 16.9%
Annual gross profit ratio	26.0% ~ 57.0%	26.1% ~ 57.2%
Discount rate	4.34%	4.20%